TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.6%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Aerospace and Defense -- 1.5%
--------------------------------------------------------------------------
Boeing Company (The)                            361,794    $    14,030,371
Boeing Company (The)(1)(2)                      250,000          9,689,547
Boeing Company (The)(1)(2)                      200,000          7,752,122
General Dynamics Corp.                        1,505,000        119,858,200
Honeywell International, Inc.                   292,998          9,909,192
Northrop Grumman Corp.                          833,164         83,991,263
Raytheon Co., Class B                           313,564         10,181,423
Rockwell Collins, Inc.                          203,032          3,959,124
United Technologies Corp.                       291,354         18,830,209
--------------------------------------------------------------------------
                                                           $   278,201,451
--------------------------------------------------------------------------
Air Freight and Couriers -- 1.5%
--------------------------------------------------------------------------
FedEx Corp.(3)                                1,631,578    $    84,646,267
Fedex Corp.(1)(2)(3)                             75,000          3,887,141
United Parcel Service, Inc., Class B          3,295,388        179,598,646
--------------------------------------------------------------------------
                                                           $   268,132,054
--------------------------------------------------------------------------
Airlines -- 0.0%
--------------------------------------------------------------------------
Southwest Airlines Co.                           52,000    $       960,960
--------------------------------------------------------------------------
                                                           $       960,960
--------------------------------------------------------------------------
Auto Components -- 0.2%
--------------------------------------------------------------------------
Aftermarket Technology Corp.(3)                  46,000    $       745,200
Arvinmeritor, Inc.                               53,849          1,057,594
Borg-Warner Automotive, Inc.                    230,270         12,031,607
Dana Corp.                                       46,137            640,382
Delphi Automotive Systems                         6,128             83,708
Federal Signal Corp.                            283,471          6,312,899
Johnson Controls                                240,591         19,427,723
TRW, Inc.                                         2,000             74,080
Visteon Corp.                                    15,135            227,630
--------------------------------------------------------------------------
                                                           $    40,600,823
--------------------------------------------------------------------------
Automobiles -- 0.1%
--------------------------------------------------------------------------
DaimlerChrysler                                  19,952    $       831,400
Ford Motor Co.                                  179,556          2,822,620
General Motors Corp.                             13,596            660,766
Harley-Davidson, Inc.                           114,700          6,229,357
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Automobiles (continued)
--------------------------------------------------------------------------
Honda Motor Co. Ltd. ADR                          5,000    $       407,550
--------------------------------------------------------------------------
                                                           $    10,951,693
--------------------------------------------------------------------------
Banks -- 7.0%
--------------------------------------------------------------------------
AmSouth Bancorporation                        1,251,949    $    23,661,836
Associated Banc-Corp.                           624,922         22,053,497
Bank of America Corp.                         1,717,799        108,135,447
Bank of Granite Corp.                            22,500            444,825
Bank of Montreal                                273,104          6,207,654
Bank of New York Co., Inc. (The)                477,978         19,501,502
Bank One Corp.                                1,251,649         48,876,893
Banknorth Group, Inc.                            65,720          1,480,014
BB&T Corp.                                    1,016,764         36,715,348
Charter One Financial, Inc.                     544,901         14,794,062
City National Corp.                             130,000          6,090,500
Colonial Bancgroup, Inc. (The)                  396,090          5,580,908
Comerica, Inc.                                  222,464         12,747,187
Commerce Bancshares, Inc.                       206,545          8,053,190
Community First Bancshares, Inc.                418,000         10,738,420
Compass Bancshares, Inc.                        306,668          8,678,704
Credit Suisse Group                              55,136          2,352,292
Fifth Third Bancorp                             772,018         47,347,864
Fifth Third Bancorp(1)(2)                        81,626          5,001,158
First Citizens BancShares, Inc.                  65,900          6,441,725
First Financial Bancorp.                         51,122            902,303
First Midwest Bancorp, Inc.                     573,661         16,745,165
First Midwest Bancorp, Inc.(1)(2)                65,612          1,914,017
First Midwest Bancorp, Inc.(1)(2)               176,056          5,133,978
First Tennessee National Corp.                   30,912          1,120,869
FleetBoston Financial Corp.                     631,350         23,044,275
Golden West Financial Corp.                     121,800          7,167,930
GreenPoint Financial Corp.                      120,983          4,325,142
Greenpoint Financial Corp.(1)(2)                200,000          7,145,531
GreenPoint Financial Corp.(1)(2)                300,000         10,717,627
Hibernia Corp., Class A                         165,893          2,951,236
Huntington Bancshares, Inc.                     518,842          8,918,894
Investors Financial Services Corp.              205,701         13,619,463
Investors Financial Services Corp.(1)(2)         32,000          2,117,396
Keycorp                                         552,835         13,456,004
M&T Bank Corp.                                   33,977          2,475,224
Marshall and Ilsley Corp.                        92,887          5,877,889
Mellon Financial Corp.                          206,912          7,784,029

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Banks (continued)
--------------------------------------------------------------------------
Mellon Financial Corp.(1)(2)                     15,000    $       564,018
National City Corp.                             567,618         16,597,150
National Commerce Financial Corp.             1,113,055         28,160,291
Northern Trust Corp.                          1,451,188         87,390,541
Pacific Century Financial Corp.                  49,425          1,279,613
PNC Financial Services Group, Inc.              171,634          9,645,831
Popular, Inc.                                       716             20,821
Regions Financial Corp.                       1,375,042         41,168,757
Royal Bank of Canada                            368,444         12,000,221
Royal Bank of Scotland Group PLC                 52,322          1,271,994
Royal Bank of Scotland Group PLC
(A.V.S.)(3)                                      50,837             58,210
S&T Bancorp, Inc.                               100,000          2,428,000
Societe Generale, Class A                       809,647         45,298,997
SouthTrust Corp.                                332,978          8,214,567
Southwest Bancorporation of Texas,
Inc.(3)                                         215,601          6,526,242
Southwest Bancorporation of Texas,
Inc.(1)(2)(3)                                   600,000         18,150,649
Sovereign Bancorporation, Inc.                  442,584          5,417,228
SunTrust Banks, Inc.                            311,574         19,535,690
Synovus Financial                             1,002,233         25,105,937
TCF Financial Corp.                             512,000         24,565,760
U.S. Bancorp                                  4,083,706         85,471,967
Union Planters Corp.                            408,979         18,457,222
Valley National Bancorp.                        323,780         10,668,551
Wachovia Corp.                                1,497,451         46,960,063
Washington Mutual, Inc.                       2,327,799         76,119,027
Wells Fargo & Co.                             2,972,457        129,153,257
Westamerica Bancorporation                      266,506         10,545,642
Whitney Holding Corp.                           245,252         10,754,300
Zions Bancorporation                            227,671         11,970,941
--------------------------------------------------------------------------
                                                           $ 1,283,821,485
--------------------------------------------------------------------------
Beverages -- 3.0%
--------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                     2,291,559    $   103,601,382
Coca-Cola Company (The)                       3,068,681        144,688,309
Coca-Cola Enterprises, Inc.                     384,724          7,286,673
Panamerican Beverages, Inc., Class A             80,000          1,188,800
PepsiCo, Inc.                                 6,033,757        293,783,628
--------------------------------------------------------------------------
                                                           $   550,548,792
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Biotechnology -- 2.1%
--------------------------------------------------------------------------
Amgen, Inc.(3)                                3,822,612    $   215,748,221
Celera Genomics Group - Applera Corp.(3)         47,100          1,257,099
Genzyme Corp.(3)                              1,616,207         96,746,151
Genzyme Corp.(1)(2)(3)                            9,605            574,385
Genzyme Corporation - Genzyme Biosurgery
Division(3)                                      86,784            460,823
Gilead Sciences, Inc.(3)                         38,745          2,546,321
Incyte Genomics, Inc.(3)                      1,145,302         22,264,671
Invitrogen Corp.(3)                              37,645          2,331,355
Sepracor, Inc.(3)                               884,000         50,441,040
Vertex Pharmaceuticals, Inc.(3)                  83,000          2,040,970
--------------------------------------------------------------------------
                                                           $   394,411,036
--------------------------------------------------------------------------
Building Products -- 0.6%
--------------------------------------------------------------------------
American Standard Companies, Inc.(3)            258,251    $    17,620,466
American Standard Companies,
Inc.(1)(2)(3)                                    63,436          4,327,833
Masco Corp.                                   3,506,516         85,909,642
--------------------------------------------------------------------------
                                                           $   107,857,941
--------------------------------------------------------------------------
Chemicals -- 1.7%
--------------------------------------------------------------------------
Airgas, Inc.(3)                                 536,219    $     8,107,631
Arch Chemicals, Inc.                              4,950            114,840
Bayer AG ADR                                     40,000          1,271,448
Dow Chemical Co. (The)                          183,245          6,190,016
DuPont (E.I.) de Nemours & Co.                1,173,241         49,874,475
Eastman Chemical Co.                                148              5,775
Ecolab, Inc.                                  2,064,867         83,110,897
International Flavors & Fragrances, Inc.        148,101          4,400,081
MacDermid, Inc.                                  61,937          1,049,832
Monsanto Co.                                  2,990,100        101,065,380
Olin Corp.                                        9,900            159,786
PPG Industries, Inc.                             23,542          1,217,592
RPM, Inc.                                       470,138          6,798,195
Sigma Aldrich Corp.                             615,000         24,237,150
Solutia, Inc.                                    99,629          1,396,799
Syngenta AG ADR(3)                               10,030            106,318
Valspar Corp.                                   768,316         30,425,314
--------------------------------------------------------------------------
                                                           $   319,531,529
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Commercial Services and Supplies -- 5.1%
--------------------------------------------------------------------------
Allied Waste Industries, Inc.(3)              1,675,000    $    23,550,500
Apollo Group, Inc.(3)                             5,066            228,021
Arbitron, Inc.(3)                                36,200          1,236,230
Automatic Data Processing, Inc.               3,247,523        191,279,105
Avery Dennison Corp.                          1,432,004         80,951,186
Banta Corp.                                      42,341          1,249,906
BISYS Group, Inc. (The)(3)                      107,746          6,894,667
BISYS Group, Inc. (The)(1)(2)(3)                 12,500            799,472
BISYS Group, Inc. (The)(1)(2)(3)                 20,000          1,279,032
Block (H&R), Inc.                               732,354         32,736,224
Bowne & Co., Inc.                               172,640          2,209,792
Cendant Corp.(3)                                192,150          3,768,061
Century Business Services, Inc.(3)              400,000            920,000
Ceridian Corp.(3)                               181,858          3,409,837
Certegy Inc.(3)                                  42,862          1,466,738
Cintas Corp.                                  1,410,561         67,706,928
Concord EFS, Inc.(3)                            551,454         18,076,662
Consolidated Graphics, Inc.(3)                   70,215          1,351,639
CSG Systems International, Inc.(3)               41,116          1,663,142
Deluxe Corp.                                     80,675          3,354,466
Donnelley (R.R.) & Sons Co.                     200,521          5,953,468
DST Systems, Inc.(3)                          2,017,634        100,579,055
eFunds Corp.(3)                                  44,484            611,655
Equifax, Inc.                                    85,724          2,070,235
First Data Corp.                              2,227,384        174,738,275
Harland (John H.) Co.                            51,540          1,139,034
HON Industries, Inc.                          1,270,418         35,127,058
Imagistics International Inc.(3)                  6,222             76,842
IMS Health, Inc.                                498,012          9,716,214
Manpower, Inc.                                  112,000          3,775,520
Miller (Herman), Inc.                           577,903         13,673,185
Navigant Consulting, Inc.(3)                    496,795          2,732,372
Navigant International, Inc.(3)                  59,630            682,763
Newpark Resources, Inc.(3)                       96,537            762,642
Paychex, Inc.                                   929,490         32,392,727
Pitney Bowes, Inc.                               77,782          2,925,381
ProQuest Company(3)                             115,000          3,899,650
ServiceMaster Co.                               704,262          9,718,816
Spherion Corp.(3)                                90,000            878,400
Staff Leasing, Inc.                              78,125            198,437
Steelcase, Inc., Class A                        123,000          1,810,560
Sylvan Learning Systems, Inc.(3)                815,396         17,995,790
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Commercial Services and Supplies (continued)
--------------------------------------------------------------------------
Valassis Communications, Inc.(3)                775,000    $    27,605,500
Viad Corp.                                       40,314            954,636
Waste Management, Inc.                        1,399,736         44,665,576
Workflow Management, Inc.(3)                     79,507            379,248
--------------------------------------------------------------------------
                                                           $   939,194,647
--------------------------------------------------------------------------
Communications Equipment -- 1.5%
--------------------------------------------------------------------------
3Com Corp.(3)                                   873,949    $     5,575,795
ADC Telecommunications, Inc.(3)                 937,781          4,313,793
Advanced Fibre Communication, Inc.(3)            15,000            265,050
Alcatel S.A. ADR                                 43,728            723,698
Avaya, Inc.(3)                                   68,903            837,171
CIENA Corp.(3)                                  702,026         10,045,992
Cisco Systems, Inc.(3)                        5,430,799         98,351,770
Comverse Technology, Inc.(3)                    386,378          8,643,276
Corning, Inc.                                   705,943          6,297,012
Enterasys Networks, Inc.(3)                     989,660          8,758,491
JDS Uniphase Corp.(3)                           266,080          2,309,574
Lucent Technologies, Inc.                       954,951          6,006,642
Marconi PLC                                      23,088             14,015
McData Corp., Class A(3)                         23,016            563,892
Motorola, Inc.                                  551,445          8,282,704
Nokia Corp., Class A, ADR                     2,881,697         70,688,027
Nortel Networks Corp.                         2,131,110         15,983,325
Qualcomm, Inc.(3)                               344,112         17,377,656
Riverstone Networks, Inc.(3)                     46,005            763,683
Telefonaktiebolaget LM Ericsson, Class B
ADR                                           1,816,000          9,479,520
Tellabs, Inc.(3)                                338,790          5,068,298
--------------------------------------------------------------------------
                                                           $   280,349,384
--------------------------------------------------------------------------
Computers and Peripherals -- 3.2%
--------------------------------------------------------------------------
Compaq Computer Corp.                            82,245    $       802,711
Dell Computer Corp.(3)                        3,630,589         98,679,409
EMC Corp.(3)                                  1,075,543         14,455,298
Gateway, Inc.(3)                              1,149,407          9,241,232
Hewlett-Packard Co.                           1,991,489         40,905,184
International Business Machines Corp.         1,039,334        125,717,841
Lexmark International, Inc.(3)                4,536,940        267,679,460
Network Appliance, Inc.(3)                      488,000         10,672,560
Palm, Inc.(3)                                 1,304,605          5,061,867

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Computers and Peripherals (continued)
--------------------------------------------------------------------------
Sun Microsystems, Inc.(3)                       537,670    $     6,613,341
--------------------------------------------------------------------------
                                                           $   579,828,903
--------------------------------------------------------------------------
Construction and Engineering -- 0.1%
--------------------------------------------------------------------------
Dycom Industries(3)                             160,464    $     2,681,353
Jacobs Engineering Group, Inc.(3)               176,233         11,631,378
Salient 3 Communications, Inc., Class A          78,125             76,953
--------------------------------------------------------------------------
                                                           $    14,389,684
--------------------------------------------------------------------------
Construction Materials -- 0.1%
--------------------------------------------------------------------------
CRH PLC                                         329,450    $     5,806,873
Vulcan Materials Co.                            136,109          6,525,065
--------------------------------------------------------------------------
                                                           $    12,331,938
--------------------------------------------------------------------------
Containers and Packaging -- 0.1%
--------------------------------------------------------------------------
Bemis Co., Inc.                                 141,000    $     6,934,380
Caraustar Industries, Inc.                      264,862          1,835,494
Sealed Air Corp.(3)                             174,914          7,139,989
Sonoco Products Co.                             160,690          4,271,140
Temple Inland, Inc.                              12,632            716,613
--------------------------------------------------------------------------
                                                           $    20,897,616
--------------------------------------------------------------------------
Distributors -- 0.0%
--------------------------------------------------------------------------
MSC Industrial Direct Co.(3)                      5,000    $        98,750
--------------------------------------------------------------------------
                                                           $        98,750
--------------------------------------------------------------------------
Diversified Financials -- 5.7%
--------------------------------------------------------------------------
Affiliated Managers Group, Inc.(3)               13,680    $       964,166
American Express Co.                            969,588         34,604,596
ANC Rental Corp.(1)(3)                          689,786              6,898
Capital One Financial Corp.                     836,371         45,122,215
Citigroup                                     3,970,061        200,408,679
E*Trade Group, Inc.(3)                          288,290          2,954,972
Fannie Mae                                    1,006,357         80,005,381
Federated Investors, Inc.                     1,634,947         52,122,110
Finova Group, Inc.(3)                           175,587            107,108
FirstPlus Financial Group, Inc.(3)              120,000              9,600
Franklin Resources, Inc.                      1,896,536         66,890,825
Freddie Mac                                     498,106         32,576,132
Freddie Mac(1)(2)                                20,000          1,307,346
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Diversified Financials (continued)
--------------------------------------------------------------------------
Goldman Sachs Group, Inc.                         9,627    $       892,904
Household International, Inc.                 1,603,743         92,920,869
ING Groep NV ADR                                210,570          5,359,007
J.P. Morgan Chase & Co.                         421,490         15,321,162
Knight Trading Group, Inc.(3)                 1,750,000         19,285,000
Legg Mason, Inc.                                217,641         10,877,697
MBNA Corp.                                      131,157          4,616,726
MBNA Corp.(1)(2)                                113,797          3,998,444
Merrill Lynch & Co., Inc.(1)(2)                 150,000          7,812,625
Merrill Lynch & Co., Inc.                     1,676,195         87,363,283
Morgan Stanley Dean Witter & Co.              3,015,769        168,702,118
Nuveen (John) Co. (The), Class A                 75,000          4,011,000
Providian Financial Corp.                       893,096          3,170,491
Raymond James Financial, Inc.(1)(2)              70,000          2,481,924
Schwab (Charles) Corp.                          699,540         10,821,884
Schwab (Charles) Corp.(1)(2)                    133,650          2,063,844
State Street Corp.                              328,000         17,138,000
Stilwell Financial, Inc.                         95,458          2,598,367
T. Rowe Price Group, Inc.                       137,827          4,786,732
Ubs AG-Registered Foreign(3)                      9,183            459,150
USA Education, Inc.                             601,539         50,541,307
Waddell & Reed Financial, Inc., Class A         150,751          4,854,182
--------------------------------------------------------------------------
                                                           $ 1,037,156,744
--------------------------------------------------------------------------
Diversified Telecommunication -- 2.6%
--------------------------------------------------------------------------
Alltel Corp.                                  1,375,801    $    84,928,196
American Tower Corp., Class A(3)                 93,218            882,774
AT&T Corp.                                    1,181,497         21,432,356
BellSouth Corp.                               1,439,465         54,915,590
Broadwing, Inc.(3)                              764,587          7,263,577
Citizens Communications Co.(3)                   59,563            634,942
Deutsche Telekom AG ADR(3)                    1,616,197         27,313,734
Global Crossing Ltd.(3)                         124,289            104,403
ITC Deltacom, Inc.(3)                         1,118,041            972,696
McLeodUSA, Inc.(3)                            1,608,292            595,068
NTL, Inc.(3)                                    400,390            376,367
PTEK Holdings, Inc.(3)                           28,000             95,200
Qwest Communications International(3)            81,903          1,157,289
RSL Communications Ltd.(3)                      747,161              5,230
SBC Communications, Inc.                      4,236,990        165,962,898
Sprint Corp.                                  2,656,796         53,348,464
Talk America Holdings, Inc.(3)                  247,376            101,424

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Diversified Telecommunication (continued)
--------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR             8,000    $       134,000
Verizon Communications, Inc.                    197,052          9,352,088
Williams Communications Group, Inc.(3)            4,086              9,602
Winstar Communications, Inc.(3)                  17,136                296
Worldcom, Inc. - MCI Group(3)                   105,035          1,333,945
WorldCom, Inc. - Worldcom Group(3)            2,799,665         39,419,283
--------------------------------------------------------------------------
                                                           $   470,339,422
--------------------------------------------------------------------------
Electric Utilities -- 0.3%
--------------------------------------------------------------------------
AES Corp.(3)                                     69,254    $     1,132,303
Ameren Corp.                                      5,000            211,500
American Electric Power, Inc.                       960             41,789
Dominion Resources, Inc.                        210,464         12,648,886
Duke Energy Corp.                                 9,234            362,527
Exelon Corp.                                    500,000         23,940,000
P G & E Corp.(3)                                 47,705            917,844
Teco Energy, Inc.                                40,000          1,049,600
TXU Corp.                                       250,196         11,796,741
Wisconsin Energy Corp.                            9,576            216,035
--------------------------------------------------------------------------
                                                           $    52,317,225
--------------------------------------------------------------------------
Electrical Equipment -- 0.3%
--------------------------------------------------------------------------
American Power Conversion Corp.(3)              436,671    $     6,314,263
Baldor Electric Co.                             149,060          3,115,354
Emerson Electric Co.                            522,858         29,855,192
Energizer Holdings, Inc.(3)                      92,626          1,764,525
Molex, Inc., Class A                            112,582          3,045,343
Rockwell International Corp.                    203,032          3,626,152
Tecumseh Products Co., Class A                  156,420          7,919,545
Thomas and Betts Corp.                          132,863          2,810,052
--------------------------------------------------------------------------
                                                           $    58,450,426
--------------------------------------------------------------------------
Electronic Equipment - Instruments -- 0.8%
--------------------------------------------------------------------------
Agilent Technologies, Inc.(3)                   517,438    $    14,752,157
Arrow Electronics, Inc.(3)                        8,750            261,625
Flextronics International Ltd.(3)               204,816          4,913,536
Jabil Circuit, Inc.(3)                        2,127,971         48,347,501
Millipore Corp.                                 101,440          6,157,408
PerkinElmer, Inc.                               300,081         10,508,837
Plexus Corp.(3)                                 132,189          3,510,940
Plexus Corp.(1)(2)(3)                            77,757          2,063,935
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Electronic Equipment - Instruments (continued)
--------------------------------------------------------------------------
Sanmina-SCI Corp.(3)                          1,186,972    $    23,620,743
Solectron Corp.(3)                            1,818,848         20,516,605
Teledyne Technologies, Inc.(3)                    6,117             99,646
Waters Corp.(3)                                 198,320          7,684,900
X-Rite, Inc.                                    428,000          3,642,280
--------------------------------------------------------------------------
                                                           $   146,080,113
--------------------------------------------------------------------------
Energy Equipment and Services -- 1.1%
--------------------------------------------------------------------------
Baker Hughes, Inc.                              977,604    $    35,653,218
Core Laboratories NV(3)                         205,000          2,874,100
Grant Prideco, Inc.(3)                          163,681          1,882,332
Halliburton Co.                                 504,383          6,607,417
Nabors Industries, Inc.(3)                      572,000         19,636,760
National-Oilwell, Inc.(3)                       641,199         13,215,111
National-Oilwell, Inc.(1)(2)(3)                  45,730            941,965
Noble Drilling, Inc.(3)                         170,000          5,786,800
Patterson-UTI Energy, Inc.(3)                   200,000          4,662,000
Schlumberger Ltd.                             1,455,913         80,002,419
Smith International, Inc.(3)                     70,000          3,753,400
Transocean Sedco Forex, Inc.                     73,657          2,491,080
Weatherford International(3)                    663,681         24,728,754
--------------------------------------------------------------------------
                                                           $   202,235,356
--------------------------------------------------------------------------
Food and Drug Retailing -- 1.9%
--------------------------------------------------------------------------
Albertson's, Inc.                             1,049,367    $    33,044,567
Casey's General Stores, Inc.                     91,201          1,358,895
CVS Corp.                                       961,153         28,450,129
Kroger Co. (The)(3)                           1,066,630         22,260,568
Safeway, Inc.(3)                              1,992,734         83,196,645
Sysco Corp.                                   5,842,567        153,192,107
Sysco Corp.(1)(2)                                44,744          1,172,528
Walgreen Co.                                    643,194         21,649,910
Winn-Dixie Stores, Inc.                         506,616          7,219,278
--------------------------------------------------------------------------
                                                           $   351,544,627
--------------------------------------------------------------------------
Food Products -- 2.3%
--------------------------------------------------------------------------
Archer-Daniels-Midland Co.                      234,652    $     3,367,256
Campbell Soup Co.                             1,243,047         37,129,814
Conagra Foods, Inc.                           1,544,015         36,701,237
Dean Foods Co.(3)                               128,072          8,734,510
Flowers Foods, Inc.(3)                           98,255          3,922,340

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Food Products (continued)
--------------------------------------------------------------------------
General Mills, Inc.                             254,545    $    13,238,885
Heinz (H.J.) Co.                                191,876          7,889,941
Hershey Foods Corp.                             744,421         50,397,302
Kellogg Co.                                     101,647          3,059,575
Kraft Foods, Inc.(3)                            387,000         13,169,610
McCormick & Co., Inc.                           458,870         19,258,774
Riviana Foods, Inc.                             250,000          4,437,500
Sara Lee Corp.                                3,092,508         68,746,453
Smithfield Foods, Inc.(3)                     4,207,530         92,733,961
Tyson Foods, Inc.                               405,548          4,684,079
Unilever ADR                                    400,000         23,044,000
Wrigley (Wm.) Jr. Co.                           441,026         22,655,506
--------------------------------------------------------------------------
                                                           $   413,170,743
--------------------------------------------------------------------------
Gas Utilities -- 0.6%
--------------------------------------------------------------------------
El Paso Corporation                             175,909    $     7,847,300
Enron Corp.                                      17,000             10,200
Kinder Morgan, Inc.(1)(2)                       500,000         27,829,337
Kinder Morgan, Inc.                           1,288,072         71,732,730
National Fuel Gas Co.                             4,000             98,800
--------------------------------------------------------------------------
                                                           $   107,518,367
--------------------------------------------------------------------------
Health Care Equipment and Supplies -- 2.5%
--------------------------------------------------------------------------
Applied Biosystems Group - Applera Corp.        444,800    $    17,467,296
Bausch & Lomb, Inc.                             145,054          5,462,734
Baxter International, Inc.                    3,262,710        174,979,137
Becton, Dickinson and Co.                       255,921          8,483,781
Biomet, Inc.                                    334,411         10,333,300
Biomet, Inc.(1)(2)                               76,929          2,374,749
Boston Scientific Corp.(3)                      544,685         13,137,802
Dentsply International, Inc.                     49,550          2,487,410
Edwards Lifesciences Corp.(3)                   295,714          8,170,578
Guidant Corp.(3)                                 54,616          2,719,877
Hillenbrand Industries, Inc.                    647,898         35,809,322
Lumenis Ltd.(3)                                 112,000          2,206,400
Medtronic, Inc.                               3,100,748        158,789,305
St. Jude Medical, Inc.(3)                         5,007            388,794
Steris Corp.(3)                                  56,377          1,030,008
VISX, Inc.(3)                                    50,000            662,500
Zimmer Holdings, Inc.(3)                        244,725          7,473,902
--------------------------------------------------------------------------
                                                           $   451,976,895
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Health Care Providers and Services -- 1.9%
--------------------------------------------------------------------------
Andrx Group(3)                                   93,750    $     6,600,938
Andrx Group(1)(2)(3)                            300,000         21,108,478
Beverly Enterprises, Inc.(3)                    357,143          3,071,430
Cardinal Health, Inc.                         1,727,365        111,691,421
Cardinal Health, Inc.(1)(2)                      36,150          2,336,144
Caremark Rx, Inc.(3)                             17,696            288,622
CIGNA Corp.                                      11,236          1,041,015
Covance, Inc.(3)                                 58,750          1,333,625
Cybear Group(3)                                   2,326                768
FPA Medical Management, Inc.(1)(3)              315,000              3,150
HCA - The Healthcare Company                     53,310          2,054,567
Health Management Associates, Inc.,
Class A(3)                                    1,936,833         35,637,727
HealthSouth Corp.(3)                            314,854          4,666,136
IDX Systems Corp.(3)                             60,000            780,600
LabOne, Inc.(3)                                  53,940            830,676
McKesson HBOC, Inc.                              49,513          1,851,786
Orthodontic Centers of America, Inc.(3)         100,000          3,050,000
Pacificare Health Systems, Inc.,
Class A(3)                                       19,500            312,000
Parexel International Corp.(3)                   35,000            502,250
PhyCor, Inc.(3)                                 312,500             10,938
Quest Diagnostics, Inc.(3)                      481,250         34,510,438
Quintiles Transnational Corp.(3)                417,372          6,698,821
Renal Care Group, Inc.(3)                       371,007         11,909,325
Response Oncology, Inc.(3)                       44,761              2,462
Schein (Henry), Corp.(3)                      1,125,194         41,665,934
Schein (Henry), Corp.(1)(2)(3)                  147,354          5,453,790
Service Corp. International(3)                  145,389            725,491
Stewart Enterprises, Inc.(3)                    114,000            682,860
Sunrise Assisted Living, Inc.(3)                354,000         10,304,940
Synavant, Inc.(3)                                24,900             99,600
Tenet Healthcare Corp.(3)                       302,641         17,771,080
UnitedHealth Group, Inc.                         68,371          4,838,616
Ventiv Health, Inc.(3)                          160,833            588,649
Wellpoint Health Networks, Inc.(3)              200,000         23,370,000
--------------------------------------------------------------------------
                                                           $   355,794,277
--------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.2%
--------------------------------------------------------------------------
Brinker International, Inc.(3)                  582,237    $    17,327,373
Carnival Corp.                                   54,748          1,537,324
Carnival Corp.(1)(2)                            500,000         14,032,980

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Hotels, Restaurants and Leisure (continued)
--------------------------------------------------------------------------
CBRL Group, Inc.                                 62,047    $     1,826,664
Evans (Bob) Farms, Inc.                          51,662          1,269,335
International Game Technology(1)(2)(3)          100,000          6,826,585
International Speedway Corp., Class A           118,344          4,627,250
Jack in the Box, Inc.(3)                        500,000         13,770,000
Lone Star Steakhouse and Saloon, Inc.           145,981          2,164,898
Marriott International, Inc., Class A           282,392         11,479,235
McDonald's Corp.                              1,434,823         37,979,765
MGM Mirage, Inc.(3)                             269,445          7,778,877
Outback Steakhouse, Inc.(3)                   1,285,923         44,042,863
Outback Steakhouse, Inc.(1)(2)(3)               325,000         11,123,597
Papa John's International, Inc.(3)              199,997          5,495,918
Royal Caribbean Cruises Ltd.                    500,000          8,100,000
Sonic Corp.(3)                                   71,007          2,556,252
Starbucks Corp.(3)                            1,368,000         26,060,400
Tricon Global Restaurants, Inc.(3)              219,875         10,817,850
--------------------------------------------------------------------------
                                                           $   228,817,166
--------------------------------------------------------------------------
Household Durables -- 0.4%
--------------------------------------------------------------------------
Blyth Industries, Inc.                        1,258,693    $    29,264,612
Department 56, Inc.(3)                          255,162          2,194,393
Fortune Brands, Inc.                             69,838          2,764,886
Helen of Troy Ltd.(3)                            20,000            248,200
Interface, Inc.                                 207,000          1,161,270
Interface, Inc.(1)                               54,608            306,351
Leggett & Platt, Inc.                           878,704         20,210,192
Maytag Corp.                                     27,073            840,075
Newell Rubbermaid, Inc.                         426,562         11,760,314
Snap-On, Inc.                                    51,429          1,731,100
Water Pik Technologies, Inc.(3)                   2,141             18,605
--------------------------------------------------------------------------
                                                           $    70,499,998
--------------------------------------------------------------------------
Household Products -- 1.1%
--------------------------------------------------------------------------
Clorox Co.                                       53,688    $     2,123,360
Colgate-Palmolive Co.                           608,213         35,124,301
Kimberly-Clark Corp.                          1,784,920        106,738,216
Procter & Gamble Co.                            718,761         56,875,558
--------------------------------------------------------------------------
                                                           $   200,861,435
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Industrial Conglomerates -- 1.9%
--------------------------------------------------------------------------
General Electric Co.                          5,842,676    $   234,174,454
Minnesota Mining & Manufacturing Co.            196,745         23,257,226
Teleflex, Inc.                                   47,559          2,250,016
Tyco International Ltd.                       1,540,147         90,714,658
--------------------------------------------------------------------------
                                                           $   350,396,354
--------------------------------------------------------------------------
Insurance -- 6.5%
--------------------------------------------------------------------------
21st Century Insurance Group                     70,700    $     1,375,115
Aegon, NV ADR                                 2,909,484         77,886,887
Aflac Corp.                                   1,004,964         24,681,916
Allmerica Financial Corp.                         1,500             66,825
Allstate Corp. (The)                             79,921          2,693,338
American International Group, Inc.            5,687,070        451,553,358
AON Corp.                                       725,165         25,757,861
Axa ADR                                         200,000          4,204,000
Berkshire Hathaway, Inc.(3)                         511         38,631,600
Berkshire Hathaway, Inc., Class B(3)             39,512         99,767,800
Chubb Corp.                                     104,451          7,207,119
Commerce Group, Inc.                            120,000          4,522,800
Delphi Financial Group, Inc.                      6,448            214,718
Gallagher (A.J.) and Co.                        993,779         34,275,438
Hartford Financial Services Group               130,205          8,180,780
Jefferson-Pilot Corp.                           121,089          5,602,788
Kansas City Life Insurance Co.                   70,800          2,626,680
Lincoln National Corp.                           26,903          1,306,679
Marsh & McLennan Cos., Inc.                   2,230,877        239,707,734
Mercury General Corp.                             2,000             87,320
MetLife, Inc.                                 1,985,000         62,884,800
MGIC Investment Corp.                           765,000         47,215,800
Old Republic International Corp.                 38,403          1,075,668
Progressive Corp.                               197,650         29,509,145
Protective Life Corp.                            37,271          1,078,250
Radian Group, Inc.                               30,800          1,322,860
Safeco Corp.                                     19,809            617,050
St. Paul Cos., Inc. (The)                       323,841         14,239,289
Torchmark Corp.                                 282,104         11,095,150
UICI(3)                                         100,854          1,361,529
--------------------------------------------------------------------------
                                                           $ 1,200,750,297
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Internet and Catalog Retail -- 0.0%
--------------------------------------------------------------------------
Land's End Inc.(3)                              130,000    $     6,520,800
School Specialty, Inc.(3)                        66,255          1,515,914
--------------------------------------------------------------------------
                                                           $     8,036,714
--------------------------------------------------------------------------
Internet Software and Services -- 0.2%
--------------------------------------------------------------------------
At Home Corp., Series A(3)                      371,895    $         2,157
Check Point Software Technologies
Ltd.(3)                                         343,568         13,704,928
Retek, Inc.(3)                                  554,364         16,558,853
--------------------------------------------------------------------------
                                                           $    30,265,938
--------------------------------------------------------------------------
IT Consulting and Services -- 1.6%
--------------------------------------------------------------------------
Accenture Ltd., Class A(3)                    1,038,000    $    27,942,960
Acxiom Corp.(3)                                 579,019         10,115,462
Affiliated Computer Services, Inc.(3)            20,000          2,122,600
Affiliated Computer Services,
Inc.(1)(2)(3)                                    80,327          8,519,244
Computer Sciences Corp.(3)                    1,890,302         92,586,992
Edwards (J.D.) & Co.(3)                         891,844         14,670,834
Electronic Data Systems Corp.                   157,612         10,804,303
Gartner Group, Inc.(3)                            4,811             56,241
Gartner Group, Inc., Class B(3)                  92,416          1,035,059
Keane, Inc.(3)                                  173,924          3,135,850
Perot Systems Corp., Class A(1)(2)(3)           400,000          8,162,895
Perot Systems Corp.(3)                          347,730          7,100,647
Safeguard Scientifics, Inc.(3)                   26,579             93,027
Sapient Corp.(3)                              2,049,828         15,824,672
SunGard Data Systems, Inc.(3)                 3,430,781         99,252,494
--------------------------------------------------------------------------
                                                           $   301,423,280
--------------------------------------------------------------------------
Leisure Euipment and Products -- 0.0%
--------------------------------------------------------------------------
Callaway Golf Co.                                35,715    $       683,942
Eastman Kodak Co.                               157,202          4,626,455
Mattel, Inc.                                     22,091            379,965
--------------------------------------------------------------------------
                                                           $     5,690,362
--------------------------------------------------------------------------
Machinery -- 0.9%
--------------------------------------------------------------------------
Deere & Co.                                   1,650,000    $    72,039,000
Dionex Corp.(3)                                 362,140          9,238,191
Donaldson Co., Inc.                              40,220          1,562,145
Dover Corp.                                     586,188         21,729,989
Illinois Tool Works, Inc.                       544,318         36,861,215
Nordson Corp.                                   163,978          4,330,659
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Machinery (continued)
--------------------------------------------------------------------------
Paccar, Inc.                                     12,894    $       846,104
Pall Corp.                                      216,000          5,196,960
Parker-Hannifin Corp.                           159,137          7,305,980
Regal-Beloit Corp.                              265,000          5,777,000
SPX Corp.(3)                                     47,862          6,552,308
Wabtec                                          232,061          2,854,350
--------------------------------------------------------------------------
                                                           $   174,293,901
--------------------------------------------------------------------------
Media -- 6.4%
--------------------------------------------------------------------------
Advo, Inc.(3)                                   670,000    $    28,810,000
AOL Time Warner, Inc.(3)                      2,133,278         68,478,224
Belo (A.H.) Corp.                               542,924         10,179,825
Cablevision Systems New York Group(3)           130,000          6,168,500
Cablevision Systems-Rainbow Media
Group(3)                                         65,000          1,605,500
Catalina Marketing Corp.(3)                      86,297          2,994,506
Clear Channel Communications, Inc.(3)           340,290         17,324,164
Comcast Corp., Class A(3)                     4,199,177        151,170,372
Cox Communications, Inc., Class A(3)          1,508,036         63,201,789
Disney (Walt) Co.                             4,461,891         92,450,382
Dow Jones & Co., Inc.                           376,300         20,594,899
E.W. Scripps Co., Class A                        25,533          1,685,178
Gannett Co., Inc.                               708,627         47,640,993
Gaylord Entertainment Co.(3)                    428,482         10,540,657
General Motors Corp., Class H(3)              1,175,262         18,157,798
Harte-Hanks, Inc.                               128,869          3,630,240
Havas Advertising ADR(3)                      3,142,938         22,786,301
Interpublic Group Cos., Inc.                  1,571,697         46,427,929
Interpublic Group Cos., Inc.(1)(2)               26,126            771,280
Lamar Advertising Co.(3)                        857,818         36,320,014
Liberty Media Corp., Class A(3)               1,478,536         20,699,504
Liberty Media Corp., Class B(3)                  32,876            499,715
MacClatchy Co. (The), Class A                    48,066          2,259,102
McGraw-Hill Companies, Inc. (The)             1,428,164         87,089,441
Meredith Corp.                                  190,000          6,773,500
New York Times Co. (The), Class A               317,259         13,721,452
Omnicom Group, Inc.                           2,324,141        207,661,998
Publicis Groupe SA                              293,650          7,776,865
Reuters Holdings PLC ADR                        270,131         16,205,159
Shaw Communications Inc., Class B                20,000            424,000
TMP Worldwide, Inc.(3)                        1,404,426         60,249,875
Tribune Co.                                      62,327          2,332,900

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Media (continued)
--------------------------------------------------------------------------
Univision Communications, Inc.(3)               663,184    $    26,832,425
Viacom, Inc., Class A(3)                         21,774            963,500
Viacom, Inc., Class B(3)                        640,391         28,273,263
Vivendi Universal ADR                           490,725         26,396,098
Washington Post Co. (The), Class B                3,600          1,908,000
Westwood One, Inc.(3)                           122,400          3,678,120
WPP Group PLC                                   488,000          5,392,595
WPP Group PLC ADR                               155,310          8,371,209
--------------------------------------------------------------------------
                                                           $ 1,178,447,272
--------------------------------------------------------------------------
Metals and Mining -- 0.5%
--------------------------------------------------------------------------
Alcoa, Inc.                                   1,931,687    $    68,671,473
Allegheny Technologies, Inc.                     21,408            358,584
Nucor Corp.                                     239,966         12,708,599
Phelps Dodge Corp.                               22,194            719,086
Steel Dynamics, Inc.(3)                         311,800          3,619,998
Worthington Industries                          147,466          2,094,017
--------------------------------------------------------------------------
                                                           $    88,171,757
--------------------------------------------------------------------------
Multi - Utilities -- 0.1%
--------------------------------------------------------------------------
Dynegy, Inc.                                    451,500    $    11,513,250
Dynegy, Inc.(1)(2)                               63,525          1,618,893
Williams Cos., Inc. (The)                       222,833          5,686,698
--------------------------------------------------------------------------
                                                           $    18,818,841
--------------------------------------------------------------------------
Multiline Retail -- 2.7%
--------------------------------------------------------------------------
99 Cents Only Stores(3)                         856,674    $    32,639,279
Costco Wholesale Corporation(3)                  20,435            906,905
Costco Wholesale Corporation(1)(2)(3)            56,823          2,520,071
Dollar General Corp.                            249,983          3,724,747
Dollar Tree Stores, Inc.(3)                   1,217,053         37,619,108
Family Dollar Stores                          2,618,411         78,499,962
Kohl's Corp.(3)                                  49,500          3,486,780
May Department Stores Co. (The)                 569,660         21,066,027
Neiman Marcus Group, Inc. (The),
Class B(3)                                       65,206          1,936,618
Nordstrom, Inc.                                  65,692          1,328,949
Penney (J.C.) Company, Inc.                     837,309         22,523,612
Sears Roebuck & Co.                              15,750            750,330
Target Corporation                            2,753,362        113,025,510
Wal-Mart Stores, Inc.                         2,874,863        165,448,366
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Multiline Retail (continued)
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.(1)(2)                      40,000    $     2,297,856
--------------------------------------------------------------------------
                                                           $   487,774,120
--------------------------------------------------------------------------
Office - Electronics -- 0.0%
--------------------------------------------------------------------------
Ikon Office Solutions, Inc.                      99,415    $     1,162,161
Xerox Corp.                                      20,000            208,400
Zebra Technologies Corp.(3)                       6,000            333,060
--------------------------------------------------------------------------
                                                           $     1,703,621
--------------------------------------------------------------------------
Oil and Gas -- 3.6%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                      2,961,941    $   168,386,346
Apache Corp.                                    886,372         44,212,250
Ashland, Inc.                                   106,674          4,915,538
BP Amoco PLC ADR                              1,328,827         61,803,744
Burlington Resources, Inc.                      928,629         34,860,733
ChevronTexaco Corp.                             999,818         89,593,691
Devon Energy Corp.                              724,853         28,015,568
Exxon Mobil Corp.                             3,612,103        141,955,648
Kerr - McGee Corp.                              267,327         14,649,520
Murphy Oil Corp.                                 29,700          2,495,988
Newfield Exploration Co.(3)                      60,000          2,130,600
Ocean Energy Inc.                               900,000         17,280,000
Pennzoil-Quaker State Co.                        74,457          1,075,904
Phillips Petroleum Co.                          510,102         30,738,747
Royal Dutch Petroleum Co.                        56,824          2,785,512
Syntroleum Corp.(3)                               2,735             19,419
USX-Marathon Group                              350,000         10,500,000
Valero Energy Corp.                              51,510          1,963,561
--------------------------------------------------------------------------
                                                           $   657,382,769
--------------------------------------------------------------------------
Paper and Forest Products -- 0.3%
--------------------------------------------------------------------------
Georgia-Pacific Corp. - G-P Group               647,827    $    17,886,503
International Paper Co.                         219,061          8,839,111
Louisiana Pacific Corp.                          70,750            597,130
Mead Corporation (The)                           38,768          1,197,544
Plum Creek Timber Co., Inc.                     417,984         11,849,846
Westvaco Corp.                                   47,000          1,337,150
Weyerhaeuser Co.                                119,608          6,468,401
Willamette Industries, Inc.                     156,412          8,152,193
--------------------------------------------------------------------------
                                                           $    56,327,878
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Personal Products -- 0.6%
--------------------------------------------------------------------------
Avon Products, Inc.                             134,700    $     6,263,550
Gillette Co.                                  1,088,640         36,360,576
Lauder (Estee) Companies, Inc.                2,092,312         67,079,523
--------------------------------------------------------------------------
                                                           $   109,703,649
--------------------------------------------------------------------------
Pharmaceutical -- 9.4%
--------------------------------------------------------------------------
Abbott Laboratories                           4,303,053    $   239,895,205
Allergan, Inc.                                   34,340          2,577,217
American Home Products Corp.                  1,955,001        119,958,861
AstraZeneca PLC ADR                              80,720          3,761,552
Bristol-Myers Squibb Co.                      2,675,910        136,471,410
Elan Corp., PLC ADR(3)                        1,758,536         79,239,632
Forest Laboratories, Inc.(3)                     28,400          2,327,380
GlaxoSmithKline PLC ADR(3)                      630,613         31,417,140
Johnson & Johnson Co.                         5,079,253        300,183,852
King Pharmaceuticals, Inc.(3)                   200,000          8,426,000
King Pharmaceuticals, Inc.(1)(2)(3)           2,085,117         87,785,585
Lilly (Eli) & Co.                             1,216,752         95,563,702
Lilly (Eli) & Co.(1)(2)                          38,250          3,002,090
Merck & Co., Inc.                             1,743,377        102,510,568
Mylan Laboratories                              653,037         24,488,888
Novo Nordisk ADR                                292,277         11,720,308
Pfizer, Inc.                                  5,482,579        218,480,773
Pharmacia Corp.                               3,310,843        141,207,454
Schering-Plough Corp.                         1,395,760         49,982,166
Teva Pharmaceutical Industries Ltd.             300,000         18,489,000
Watson Pharmaceuticals, Inc.(3)               1,241,828         38,980,981
--------------------------------------------------------------------------
                                                           $ 1,716,469,764
--------------------------------------------------------------------------
Real Estate -- 0.2%
--------------------------------------------------------------------------
Avalonbay Communities, Inc.                      55,000    $     2,602,050
Catellus Development Corp.(3)                   415,722          7,649,285
Equity Office Properties Trust                    2,812             84,585
Jones Lang Lasalle, Inc.(3)                     213,193          3,848,134
Rouse Co. (The)                                 127,700          3,740,333
Trammell Crow Co.(3)                            876,098         10,250,347
Ventas, Inc.                                     25,600            294,400
--------------------------------------------------------------------------
                                                           $    28,469,134
--------------------------------------------------------------------------
Road and Rail -- 0.3%
--------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.              217,094    $     6,193,692
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Road and Rail (continued)
--------------------------------------------------------------------------
CSX Corp.                                        36,496    $     1,279,185
Florida East Coast Industries, Inc.             122,888          2,844,857
Heartland Express, Inc.(3)                      312,500          8,678,125
Kansas City Southern Industrials,
Inc.(3)                                          15,215            214,988
Norfolk Southern Corp.                              390              7,149
Robinson (C.H.) Worldwide, Inc.               1,231,376         35,605,237
Union Pacific Corp.                              92,156          5,252,892
--------------------------------------------------------------------------
                                                           $    60,076,125
--------------------------------------------------------------------------
Semiconductor Equipment and Products -- 3.1%
--------------------------------------------------------------------------
Alpha Industries, Inc.(3)                        60,075    $     1,309,635
Altera Corp.(3)                                  80,516          1,708,550
Analog Devices, Inc.(3)                       3,063,534        135,990,274
Applied Materials, Inc.(3)                       80,212          3,216,501
Broadcom Corp., Class A(3)                      234,000          9,563,580
Conexant Systems(3)                             317,574          4,560,363
Cypress Semiconductor Corporation(3)            227,742          4,538,898
Intel Corp.(1)(2)                               119,093          3,743,335
Intel Corp.                                   5,791,331        182,137,360
Intel Corp.(1)(2)                               350,000         10,999,932
Intel Corp.(1)(2)                               800,000         25,147,420
Intel Corp.(1)(2)                               500,000         15,705,344
KLA-Tencor Corp.(3)                             101,498          5,030,241
Lam Research Corp.(3)                           151,152          3,509,749
Linear Technologies Corp.                       267,760         10,453,350
LSI Logic Corp.(3)                              132,810          2,095,742
Maxim Integrated Products Co.(3)                274,351         14,406,171
National Semiconductor Corp.(3)                  79,368          2,443,741
SpeedFam-IPEC, Inc.(3)                          221,000            658,580
Teradyne, Inc.(3)                                27,996            843,799
Texas Instruments, Inc.                       4,185,654        117,198,312
Ultratech Stepper, Inc.(3)                      245,129          4,049,531
Xilinx, Inc.(3)                                  68,518          2,675,628
--------------------------------------------------------------------------
                                                           $   561,986,036
--------------------------------------------------------------------------
Software -- 3.2%
--------------------------------------------------------------------------
Adobe Systems, Inc.                             231,936    $     7,201,613
Ascential Software Corp.(3)                       6,127             24,814
BMC Software, Inc.(3)                            35,000            572,950
Cadence Design Systems, Inc.(3)                 956,000         20,955,520
Cognos, Inc.(3)                                  77,000          1,925,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Software (continued)
--------------------------------------------------------------------------
Computer Associates International, Inc.         632,395    $    21,811,304
Compuware Corp.(3)                              153,744          1,812,642
Fair, Isaac and Co., Inc.                       358,242         22,576,411
Henry (Jack) & Associates                       201,006          4,389,971
HNC Software, Inc.(3)                           427,794          8,812,556
I2 Technologies, Inc.(3)                        233,752          1,846,641
Intuit, Inc.(3)                               1,557,278         66,620,353
Microsoft Corp.(3)                            4,581,426        303,519,473
National Instruments Corp.(3)                   466,603         17,478,948
Oracle Corp.(3)                               2,178,195         30,080,873
Parametric Technology Corp.(3)                   94,600            738,826
PeopleSoft, Inc.(3)                             478,732         19,245,026
Reynolds & Reynolds, Inc., Class A              451,043         10,937,793
RSA Security, Inc.(3)                            60,000          1,047,600
Siebel Systems, Inc.(3)                       1,396,472         39,073,287
Veritas Software Corp.(3)                        88,142          3,951,406
Wind River Systems, Inc.(3)                     111,410          1,995,353
--------------------------------------------------------------------------
                                                           $   586,618,360
--------------------------------------------------------------------------
Specialty Retail -- 4.3%
--------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(3)              10,900    $       289,177
AutoNation, Inc.(3)                           4,598,727         56,702,304
Best Buy Co., Inc.(3)                           122,407          9,116,873
Burlington Coat Factory Warehouse Corp.         628,228         10,554,230
Circuit City Stores-Circuit City Group          216,000          5,605,200
Gap, Inc. (The)                                  21,812            304,059
Home Depot, Inc. (The)                        5,566,099        283,926,710
Intimate Brands, Inc.                            53,000            787,580
Limited, Inc. (The)                             699,309         10,293,828
Limited, Inc. (The)(1)(2)                        45,139            664,072
Limited, Inc. (The)(1)(2)                       200,000          2,942,160
Lowe's Companies                              5,775,619        268,046,478
Office Depot, Inc.(3)                           283,487          5,255,849
OfficeMax, Inc.(3)                              912,117          4,104,527
Payless Shoesource, Inc.(3)                       7,700            432,355
Pep Boys - Manny, Moe & Jack (The)               97,976          1,680,288
Pier 1 Imports, Inc.                            300,000          5,202,000
RadioShack Corporation                          643,906         19,381,571
Sherwin-Williams Co. (The)                       80,069          2,201,898
Staples, Inc.(3)                              2,192,500         40,999,750
Tiffany and Co.                                  88,000          2,769,360
TJX Companies, Inc. (The)                     1,000,000         39,860,000
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Specialty Retail (continued)
--------------------------------------------------------------------------
Too, Inc.(3)                                     39,087    $     1,074,893
United Rentals, Inc.(3)                         483,278         10,970,411
--------------------------------------------------------------------------
                                                           $   783,165,573
--------------------------------------------------------------------------
Textiles and Apparel -- 0.0%
--------------------------------------------------------------------------
Coach, Inc.(3)                                   91,430    $     3,563,941
Unifi, Inc.(3)                                   51,208            371,258
--------------------------------------------------------------------------
                                                           $     3,935,199
--------------------------------------------------------------------------
Tobacco -- 0.1%
--------------------------------------------------------------------------
Philip Morris Co., Inc.                         482,161    $    22,107,082
UST, Inc.                                           439             15,365
--------------------------------------------------------------------------
                                                           $    22,122,447
--------------------------------------------------------------------------
Trading Companies and Distributors -- 0.1%
--------------------------------------------------------------------------
Genuine Parts Co.                               326,715    $    11,990,441
--------------------------------------------------------------------------
                                                           $    11,990,441
--------------------------------------------------------------------------
Water Utilities -- 0.0%
--------------------------------------------------------------------------
American Water Works Co.                         77,310    $     3,227,693
--------------------------------------------------------------------------
                                                           $     3,227,693
--------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.1%
--------------------------------------------------------------------------
AT&T Wireless Services, Inc.(3)               7,303,000    $   104,944,110
Nextel Communications, Inc., Class A(3)         224,782          2,463,611
Sprint Corp., PCS Group(3)                    3,119,754         76,153,195
Telephone & Data Systems, Inc.                  132,964         11,933,519
Vodafone Group PLC ADR                           40,745          1,046,333
--------------------------------------------------------------------------
                                                           $   196,540,768
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,839,179,959)                       $17,892,659,773
--------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Gas Utilities -- 0.0%
--------------------------------------------------------------------------
Enron Corp.(1)(2)                                 3,663    $        59,949
Enron Corp.(1)(2)                                 5,555             90,959

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Gas Utilities (continued)
--------------------------------------------------------------------------
Enron Corp.(1)(2)                                 1,832    $        29,994
--------------------------------------------------------------------------
                                                           $       180,902
--------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $16,637,836)                           $       180,902
--------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------------------
Wachovia Corp.(1)(3)                            166,518    $        29,973
--------------------------------------------------------------------------
                                                           $        29,973
--------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $39,407)                               $        29,973
--------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------------------
Bank United Litigation Contingent
Payment Rights, Expire 2/14/05(3)               102,072    $        10,207
--------------------------------------------------------------------------
                                                           $        10,207
--------------------------------------------------------------------------
Computers and Business Equipment -- 0.0%
--------------------------------------------------------------------------
Seagate Technology, Inc. (Tax Refund
Rights)(3)                                      197,392    $             0
--------------------------------------------------------------------------
                                                           $             0
--------------------------------------------------------------------------
Total Rights
   (identified cost $50,596)                               $        10,207
--------------------------------------------------------------------------

COMMERCIAL PAPER -- 2.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
American General Corp., 1.93%, 1/7/02      $    100,000    $    99,967,833
Barton Capital Corp., 1.79%, 1/9/02              85,000         84,966,189
Delaware Corp., 1.89%, 1/22/02                   49,884         49,829,003
General Electric Capital Corp., 1.78%,
1/2/02                                           14,913         14,912,263
General Electric Capital Corp., 1.87%,
1/9/02                                           50,000         49,979,222
General Electric Capital Corp., 1.92%,
1/7/02                                           46,368         46,353,162
Household Finance Corp., 1.85%, 1/22/02          28,895         28,863,818
Panasonic Finance America, Inc., 2.05%,
1/2/02                                           45,243         45,240,423
--------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $420,111,913)                       $   420,111,913
--------------------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $15,276,019,711)                       $18,312,992,768
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%                     $    22,872,212
--------------------------------------------------------------------------
Net Assets -- 100.0%                                       $18,335,864,980
--------------------------------------------------------------------------

 ADR - American Depositary Receipt

 (1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (2) Security restricted from resale for a period not exceeding two years. At December 31, 2001, the value of these securities totaled $366,043,256 or 2.0% of net assets.
 (3)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
---------------------------------------------------------
Investments, at value (identified cost,
   $15,276,019,711)                       $18,312,992,768
Cash                                              926,215
Receivable for investments sold                 6,078,282
Dividends receivable                           15,975,413
Tax reclaim receivable                             80,636
Other Assets                                      168,677
---------------------------------------------------------
TOTAL ASSETS                              $18,336,221,991
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable to affiliate for Trustees' fees   $         7,680
Accrued expenses                                  349,331
---------------------------------------------------------
TOTAL LIABILITIES                         $       357,011
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $18,335,864,980
---------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,298,891,403
Net unrealized appreciation (computed on
   the basis of identified cost)            3,036,973,577
---------------------------------------------------------
TOTAL                                     $18,335,864,980
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
---------------------------------------------------------
Dividends (net of foreign taxes,
   $1,078,556)                            $   176,692,519
Interest                                       15,674,562
---------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   192,367,081
---------------------------------------------------------

Expenses
---------------------------------------------------------
Investment adviser fee                    $    76,812,367
Trustees' fees and expenses                        16,773
Custodian fee                                   1,818,767
Legal and accounting services                      95,442
Miscellaneous                                     230,033
---------------------------------------------------------
TOTAL EXPENSES                            $    78,973,382
---------------------------------------------------------

NET INVESTMENT INCOME                     $   113,393,699
---------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (407,571,786)
   Securities sold short                       47,451,257
   Foreign currency transactions                      229
---------------------------------------------------------
NET REALIZED LOSS                         $  (360,120,300)
---------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,560,996,614)
   Securities sold short                      (44,213,817)
   Foreign currency                                  (659)
---------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,605,211,090)
---------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,965,331,390)
---------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,851,937,691)
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     113,393,699  $     113,922,828
   Net realized gain (loss)                    (360,120,300)       196,962,539
   Net change in unrealized appreciation
      (depreciation)                         (1,605,211,090)       141,360,943
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $  (1,851,937,691) $     452,246,310
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   3,921,075,957  $   4,816,070,598
   Withdrawals                               (2,118,342,171)    (1,997,896,982)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $   1,802,733,786  $   2,818,173,616
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (49,203,905) $   3,270,419,926
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $  18,385,068,885  $  15,114,648,959
------------------------------------------------------------------------------
AT END OF YEAR                            $  18,335,864,980  $  18,385,068,885
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                            YEAR ENDED DECEMBER 31,
                                  --------------------------------------------    PERIOD ENDED
                                      2001            2000            1999        DECEMBER 31, 1998(1)
----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.45%           0.45%           0.46%                 0.48%(2)
   Net investment income                 0.64%           0.67%           0.72%                 0.72%(2)
Portfolio Turnover                         18%             13%             11%                    3%
Total Return(3)                         (9.67%)            --              --                    --
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                $18,335,865     $18,385,069     $15,114,649            $8,704,859
----------------------------------------------------------------------------------------------------------

                                  YEAR ENDED OCTOBER 31,
                                --------------------------
                                   1998           1997
------------------------------
Ratios/Supplemental Data
------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.50%          0.56%
   Net investment income              0.78%          0.81%
Portfolio Turnover                      12%            14%
Total Return(3)                         --             --
------------------------------
Net assets, end of period
   (000's omitted)              $6,985,678     $2,871,446
------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the adviser fee was 0.43% of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 2001, purchases and sales of investments, other than short-term obligations, aggregated $3,145,062,958 and $3,120,025,819, respectively. In addition, investments having an aggregate market value of $359,656,314 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 2001, investors contributed securities with a value of $1,798,445,978.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 6,190,955,787
    ---------------------------------------------------------
    Gross unrealized appreciation             $12,129,439,542
    Gross unrealized depreciation                  (7,402,561)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $12,122,036,981
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

7 Restricted Securities
-------------------------------------------

   At December 31, 2001, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES      COST           FAIR VALUE
    -----------------------------------------------------------------------------------------------
    COMMON STOCKS
    -----------------------------------------------------------------------------------------------
    Affiliated Computer Services, Inc.           11/29/00      80,327  $   4,523,414  $   8,519,244
    American Standard Companies, Inc.             10/4/01      63,436      3,702,125      4,327,833
    Andrx Group                                  11/29/00     300,000     19,706,250     21,108,478
    Biomet, Inc.                                  7/26/01      76,929      2,504,295      2,374,749
    BISYS Group, Inc. (The)                       7/26/01      12,500        670,125        799,472
    BISYS Group, Inc. (The)                      12/18/01      20,000      1,190,400      1,279,032
    Boeing Company (The)                          9/27/00     250,000     16,531,250      9,689,547
    Boeing Company (The)                          3/14/01     200,000     12,114,000      7,752,122
    Cardinal Health, Inc.                         9/27/00      36,150      2,291,006      2,336,144
    Carnival Corp.                                3/14/01     500,000     14,160,000     14,032,980
    Costco Wholesale Corporation                 11/29/00      56,823      2,003,011      2,520,071
    Dynegy, Inc.                                 11/29/00      63,525      3,112,725      1,618,893
    Fedex Corp.                                   7/26/01      75,000      3,046,500      3,887,141
    Fifth Third Bancorp                           7/26/01      81,626      5,008,571      5,001,158
    First Midwest Bancorp, Inc.                   5/23/01      65,612      1,502,264      1,914,017
    First Midwest Bancorp, Inc.                   7/26/01     176,056      4,436,617      5,133,978
    Freddie Mac                                   3/14/01      20,000      1,252,000      1,307,346
    Genzyme Corp.                                 7/26/01       9,605        500,901        574,385
    GreenPoint Financial Corp.                   11/29/00     300,000      8,793,750     10,717,627
    Greenpoint Financial Corp.                    5/23/01     200,000      7,712,000      7,145,531
    Intel Corp.                                  11/29/00     350,000     14,710,955     10,999,932
    Intel Corp.                                  11/29/00     119,093      5,005,634      3,743,335
    Intel Corp.                                   3/14/01     800,000     23,500,000     25,147,420
    Intel Corp.                                   10/4/01     500,000     10,615,000     15,705,344

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES      COST           FAIR VALUE
    -----------------------------------------------------------------------------------------------
    International Game Technology                 3/14/01     100,000  $   5,227,000  $   6,826,585
    Interpublic Group Cos., Inc.                  6/25/01      26,126      1,001,516        771,280
    Investors Financial Services Corp.            5/23/01      32,000      2,301,120      2,117,396
    Kinder Morgan, Inc.                           9/27/00     500,000     19,687,500     27,829,337
    King Pharmaceuticals, Inc.                   11/29/00   2,085,117     77,703,201     87,785,585
    Lilly (Eli) & Co.                            11/29/00      38,250      3,509,437      3,002,090
    Limited, Inc. (The)                           9/27/00      45,139      1,001,522        664,072
    Limited, Inc. (The)                           5/23/01     200,000      3,382,000      2,942,160
    MBNA Corp.                                   12/18/01     113,797      3,768,957      3,998,444
    Mellon Financial Corp.                        3/14/01      15,000        635,250        564,018
    Merrill Lynch & Co., Inc.                    11/29/00     150,000      9,206,250      7,812,625
    National-Oilwell, Inc.                        9/27/00      45,730      1,349,035        941,965
    Outback Steakhouse, Inc.                     11/29/00     325,000     13,031,250     11,123,597
    Perot Systems Corp., Class A                  5/23/01     400,000      6,172,000      8,162,895
    Plexus Corp.                                  5/23/01      77,757      3,004,530      2,063,935
    Raymond James Financial, Inc.                12/18/01      70,000      2,326,800      2,481,924
    Schein (Henry), Corp.                         3/14/01     147,354      5,010,036      5,453,790
    Schwab (Charles) Corp.                       12/18/01     133,650      2,031,480      2,063,844
    Southwest Bancorporation of Texas, Inc.       5/23/01     600,000     19,296,000     18,150,649
    Sysco Corp.                                   9/27/00      44,744      1,016,528      1,172,528
    Wal-Mart Stores, Inc.                        12/18/01      40,000      2,234,000      2,297,856
    -----------------------------------------------------------------------------------------------
                                                                       $ 351,488,205  $ 365,862,354
    -----------------------------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS
    -----------------------------------------------------------------------------------------------
                                                 3/14/01-
                                                  7/25/01      11,050  $  16,637,836  $     180,902
    Enron Corp.
    -----------------------------------------------------------------------------------------------
                                                                       $  16,637,836  $     180,902
    -----------------------------------------------------------------------------------------------

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
TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the supplementary data for the three years ended December 31, 2001, the two-month period ended December 31, 1998 and for each of the years in the two-year period ended October 31, 1998. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2001, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 15, 2002

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